United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 08/31/16

Item 1. Schedule of Investments

Federated Equity Income Fund, Inc.
Portfolio of Investments
August 31, 2016 (unaudited)
Shares or Contracts		Value
	COMMON STOCKS—92.6%
	Consumer Discretionary—5.6%
27,989	Carter's, Inc.	$2,667,072
97,772	Comcast Corp., Class A	6,380,601
130,753	Darden Restaurants, Inc.	8,059,615
89,806	Foot Locker, Inc.	5,894,866
478,615	Ford Motor Co.	6,030,549
65,688	Home Depot, Inc.	8,810,074
219,652	Lowe's Cos., Inc.	16,816,557
137,579	M.D.C. Holdings, Inc.	3,592,188
74,289	TJX Cos., Inc.	5,752,940
39,172	Target Corp.	2,749,482
	TOTAL	66,753,944
	Consumer Staples—7.5%
646,421	Ahold NV, ADR	15,417,141
271,312	Altria Group, Inc.	17,931,010
48,910	Campbell Soup Co.	2,969,815
213,895	ConAgra Foods, Inc.	9,969,646
107,914	General Mills, Inc.	7,642,469
67,426	Mondelez International, Inc.	3,035,518
112,883	PepsiCo, Inc.	12,050,260
88,578	Philip Morris International, Inc.	8,851,600
19,107	Smucker (J.M.) Co.	2,709,182
44,054	Wal-Mart Stores, Inc.	3,147,218
70,589	Walgreens Boots Alliance, Inc.	5,697,238
	TOTAL	89,421,097
	Energy—10.3%
308,356	Apache Corp.	15,325,293
264,644	Baker Hughes, Inc.	13,001,960
308,140	Canadian Natural Resources Ltd.	9,567,747
171,997	China Petroleum & Chemical Corp., ADR	12,275,426
386,750	Eni SpA, ADR	11,652,778
234,402	Frank's International N.V.	2,693,279
88,878	National Oilwell Varco, Inc.	2,980,968
38,573	Occidental Petroleum Corp.	2,964,335
102,036	Oceaneering International, Inc.	2,705,995
229,539	Suncor Energy, Inc.	6,222,802
1,353,013	Technip SA, ADR	19,956,942
36,682	Tesoro Petroleum Corp.	2,766,556
354,086	Valero Energy Corp.	19,598,660
	TOTAL	121,712,741
	Financials—21.2%
229,663	Aflac, Inc.	17,036,401
129,989	Allstate Corp.	8,964,041
17,076	Avalonbay Communities, Inc.	2,988,471
594,270	Bank of America Corp.	9,591,518
195,633	Citigroup, Inc.	9,339,519
103,848	Corporate Office Properties Trust	2,961,745

Shares or Contracts		Value
	COMMON STOCKS—continued
	Financials—continued
59,865	Cullen Frost Bankers, Inc.	$4,364,159
413,679	Discover Financial Services	24,820,740
84,857	Equity Residential Properties Trust	5,504,674
311,196	General Growth Properties, Inc.	9,068,251
55,219	Goldman Sachs Group, Inc.	9,357,412
442,594	Hartford Financial Services Group, Inc.	18,177,336
389,786	Hospitality Properties Trust	11,884,575
362,735	JPMorgan Chase & Co.	24,484,613
159,036	MetLife, Inc.	6,902,162
308,767	Morgan Stanley	9,899,070
866,483	Old Republic International Corp.	16,662,468
103,958	PNC Financial Services Group	9,366,616
179,012	Retail Properties of America, Inc.	3,043,204
13,311	Simon Property Group, Inc.	2,868,121
43,475	Sun Communities, Inc.	3,326,707
277,338	Sun Life Financial Services of Canada	8,744,467
202,935	The Travelers Cos., Inc.	24,090,414
38,257	Welltower, Inc.	2,936,225
145,997	Zions Bancorp	4,466,048
	TOTAL	250,848,957
	Health Care—12.8%
78,010	Abbott Laboratories	3,277,980
187,712	Aetna, Inc.	21,984,829
72,990	Amgen, Inc.	12,412,679
111,026	Anthem, Inc.	13,887,132
17,446	Becton Dickinson & Co.	3,091,606
39,609	Bristol-Myers Squibb Co.	2,273,161
37,797	Cardinal Health, Inc.	3,011,287
174,740	Gilead Sciences, Inc.	13,696,121
334,451	GlaxoSmithKline PLC, ADR	14,535,240
198,222	Johnson & Johnson	23,655,814
154,739	Merck & Co., Inc.	9,716,062
384,045	Pfizer, Inc.	13,364,766
329,545	Teva Pharmaceutical Industries Ltd., ADR	16,605,773
	TOTAL	151,512,450
	Industrials—12.7%
172,940	Alaska Air Group, Inc.	11,678,638
207,087	Apogee Enterprises, Inc.	10,023,011
88,143	Boeing Co.	11,410,111
47,759	Deluxe Corp.	3,255,731
143,869	Eaton Corp. PLC	9,573,043
117,608	Fluor Corp.	6,103,855
128,707	General Dynamics Corp.	19,591,780
73,582	Huntington Ingalls Industries, Inc.	12,153,539
136,060	Ingersoll-Rand PLC, Class A	9,250,719
39,027	Manpower, Inc.	2,788,870
563,157	Masco Corp.	19,980,810
282,052	Nielsen Holdings PLC	15,027,731
27,932	Northrop Grumman Corp.	5,923,539
30,724	Stanley Black & Decker, Inc.	3,802,095

Shares or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
29,836		United Technologies Corp.	$3,175,446
103,737		Waste Management, Inc.	6,632,944
		TOTAL	150,371,862
		Information Technology—10.9%
91,923		Apple, Inc.	9,753,030
76,171		Avnet, Inc.	3,174,807
98,977		CA, Inc.	3,356,310
752,715		Cisco Systems, Inc.	23,665,360
305,185		Hewlett Packard Enterprise Co.	6,555,374
122,650		Juniper Networks, Inc.	2,830,762
39,219		Lam Research Corp.	3,659,917
249,498		Leidos Holdings, Inc.	10,107,164
554,559		Maxim Integrated Products, Inc.	22,581,642
354,621		Microsoft Corporation	20,376,523
74,053		Oracle Corp.	3,052,465
49,513		TE Connectivity Ltd.	3,147,541
120,303		Taiwan Semiconductor Manufacturing Co., Ltd, ADR	3,457,508
191,238		Texas Instruments, Inc.	13,298,691
		TOTAL	129,017,094
		Materials—3.6%
159,428		Avery Dennison Corp.	12,346,104
127,904		Cabot Corp.	6,377,294
167,041		Dow Chemical Co.	8,960,079
348,127		Worthington Industries, Inc.	14,934,648
		TOTAL	42,618,125
		Telecommunication Services—3.2%
75,970		AT&T, Inc.	3,105,654
139,329		BCE, Inc.	6,506,664
191,926		CenturyLink, Inc.	5,335,543
452,776		Verizon Communications, Inc.	23,693,768
		TOTAL	38,641,629
		Utilities—4.8%
121,006		American Electric Power Co., Inc.	7,813,357
55,036		Consolidated Edison Co.	4,141,459
66,775		DTE Energy Co.	6,203,398
81,869		Dominion Resources, Inc.	6,071,405
89,258		Duke Energy Corp.	7,110,292
107,704		Exelon Corp.	3,661,936
58,600		NextEra Energy, Inc.	7,087,084
137,686		PPL Corp.	4,788,719
47,865		Sempra Energy	5,008,115
95,038		Southern Co.	4,878,301
		TOTAL	56,764,066
		TOTAL COMMON STOCKS (IDENTIFIED COST $970,983,566)	1,097,661,965
		PURCHASED PUT OPTION—0.0%
7,000	[1]	iShares iBoxx $ High Yield Corp Bond Fund, Strike Price $82.00; Expiration Date: 9/16/2016 (IDENTIFIED COST $1,511,930)	21,000

Shares or Contracts		Value
	INVESTMENT COMPANY—6.2%[2]
11,585,551	High Yield Bond Portfolio (IDENTIFIED COST $71,953,714)	$73,220,681
	TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $1,044,449,210)[3]	1,170,903,646
	OTHER ASSETS AND LIABILITIES - NET—1.2%[4]	13,708,804
	TOTAL NET ASSETS—100%	$1,184,612,450
At August 31, 2016, the Fund had the following outstanding written option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
[1]Equity Residential Properties Trust (Call Option)	October 2016	$69.50	848	$(21,200)
[1]Simon Property Group, Inc. (Call Option)	October 2016	$220.00	133	$(44,555)
[1]iShares iBoxx $ High Yield Corp Bond Fund (Put Option)	September 2016	$76.00	7,000	$(30,660)
(PREMIUMS RECEIVED $380,487)				$(96,415)
Value of Written Option Contracts is included in “Other Assets and Liabilities - Net.”
1	Non-income-producing security.
2	Affiliated holding.
3	At August 31, 2016, the cost of investments for federal tax purposes was $1,044,449,210. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from written option contracts was $126,454,436. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $142,877,779 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,423,343.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$948,450,131	$—	$—	$948,450,131
International	149,211,834	—	—	149,211,834
Purchased Put Option	—	21,000	—	21,000
Investment Company[1]	—	—	—	73,220,681
TOTAL SECURITIES	$1,097,661,965	21,000	$—	$1,170,903,646
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(65,755)	(30,660)	—	(96,415)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(65,755)	$(30,660)	$—	$(96,415)
1	As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $73,220,681 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include written options.

The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016